Long-Term Debt (Indebtedness Table) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 709.0	$ 237.0
Other Long-term Debt	0.3	0.4
Long-term Debt	2,493.7	2,022.5
2.7% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	399.5	399.5
7.125% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	183.7	184.4
4.4% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	553.1	553.2
5.6% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Senior Notes	349.7	349.7
5.05% Senior Notes due 2045 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 298.4	$ 298.3